Common Stock	9 Months Ended
Sep. 30, 2013
Common Stock

10. Common Stock

The Company was authorized to issue 74,000,000 shares of common stock for the audited periods December 31, 2012 and 2011. In November 2009, the Company’s Board of Directors approved the extension of the time period in which the holders of warrants to purchase 29,245 shares of common stock are able to exercise their warrants that were issued in connection with the issuance of Series B-1 Preferred. The exercise periods of the warrants that originally ended in November 2009 were extended to December 31, 2010. The value of the exercise period extension of $0.1 million was recorded to accumulated deficit and was determined using the Black-Scholes valuation model, with the following inputs used to determine the value of the modification: fair value of the Company’s common stock of $15.90 per share, expected life of the modified warrants of 1.10 years, risk-free interest rate of 0.41%, and expected common stock price volatility of 97%.

In December 2010, the Company’s Board of Directors modified the warrants to purchase common stock that were issued in connection with the issuance of Series B-1 Preferred. The number of shares exercisable under the warrants issued with the issuance of the Series B-1 Preferred was reduced by 50% to 14,623, and the exercise period was extended to December 31, 2012. In December 2012, the Company’s Board of Directors again modified the warrants to purchase common stock that were issued in connection with the issuance of Series B-1 Preferred. The number of shares exercisable under the warrants issued with the issuance of the Series B-1 Preferred was reduced by 45% of the original shares to 13,163, and the exercise period was extended to April 1, 2013. The extension of the agreement did not make a material change in value. In April 2013, these warrants expired by their terms.

In December 2010, the Company’s Board of Directors modified the warrants to purchase common stock that were issued in connection with the issuance of Series D-1 Preferred. The exercise period of the warrants issued in connection with the Series D-1 Preferred issuance was extended to April 13, 2013. The charge related to the modifications to these warrants of $0.1 million was recorded to accumulated deficit and was determined using the Black-Scholes valuation model, with the following inputs used to determine the charge related to the modification: fair value of the Company’s common stock of $15.90 per share, expected life of the modified warrants of one to two years, risk-free interest rate of 0.50%, and expected common stock price volatility of 83%. In April 2013, these warrants expired by their terms.

As of September 30, 2013 and December 31, 2012, the Company had reserved shares of authorized but unissued common stock as follows:

	Shares Reserved September 30, 2013 (unaudited)	Shares Reserved December 31, 2012
Conversion of convertible preferred stock	—	661,059
Outstanding common stock warrants	1,543,437	28,208
Equity incentive plans	577,294	140,474

Total reserved shares of common stock	2,120,731	829,740

In addition to the above reserved shares, the Company has reserved stock for issuance upon conversion of the outstanding convertible notes (Note 7).